Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

6. INTANGIBLE ASSETS

Intangible assets consist of the following as of December 31, 2012 and 2011:

	Estimated			Impairment
	Life in	Allocated	Accumulated	and Other	Net Carrying Value
	Years	Value	Amortization	Adjustments	December 31, 2012

Patent	17	$2,469,226	$(290,472)	$(2,178,754)	$-
Websites	3	1,744,800	(1,575,212)	(169,588)	-
Content library	5	1,613,771	(1,378,523)	(235,248)	-
		$5,827,797	$(3,244,207)	$(2,583,590)	$-

	Estimated
	Life in	Allocated	Accumulated		Net Carrying Value
	Years	Value	Amortization	Impairment	December 31, 2011

Patent	17	$2,468,951	$(145,236)	$-	$2,323,715
Websites	3	1,744,800	(998,658)	-	746,142
Content library	5	3,334,000	(1,055,771)	(1,720,229)	558,000
		$7,547,751	$(2,199,665)	$(1,720,229)	$3,627,857

Amortization of other intangible assets was $1,044,542, $1,413,215 and $3,244,207 for the years ended December 31, 2012 and 2011 and for the period from Inception through December 31, 2012, respectively. In addition, during the years ended December 31, 2012 and 2011, the Company recognized a net impairment of $(761,831) and $1,720,229, respectively, which is based on the Company’s assessment of the recoverability of such intangible assets and the continuing inability of the Company to meets its business plans. The net impairment of $(761,831) for the year ended December 31, 2012 is comprised of $1,393,131 related to the impairment of intangible assets net of $(2,154,962) related to the extinguishment of a portion of the acquisition related liabilities as of December 31, 2012 (see Note 5). Prior to the impairment charge, the Company recorded a reduction in the contingent royalty liability of $425,459 and a shareholder receivable of $765,000, which is the estimated fair value of the 2,550,000 shares of common stock to be returned to the Company by the original owner of SDE (see Notes 5 and 8) and recorded a corresponding change in the carrying value of the intangible assets.